Related party transactions (Details) $ in Thousands			12 Months Ended
	May 10, 2020 shares	May 10, 2019 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related party transactions
Amount due to related parties			¥ (585,324,000)	¥ (317,978,000)		$ (89,705)
Amount due from related parties			6,522,317,000	4,005,620,000
Amount due from related parties			6,667,262,000	4,234,067,000		$ 1,021,803
Accounts receivable transferred with recourse and not derecognized			0	0	¥ 1,387,774,000
Transaction With Tencent Holdings Limited [Member] | Common Class A [Member]
Related party transactions
Business Combination, Consideration Transferred | $		$ 250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2,938,584	8,127,302
Lexin Group | Services provided and products sold
Related party transactions
Revenues			374,616,000	398,700,000	276,728,000
Tencent Group
Related party transactions
Amount due from related parties			791,079,000	1,128,102,000
Tencent Group | Services provided and products sold
Related party transactions
Revenues			179,455,000	132,585,000	122,326,000
Tencent Group | Commission service revenue from cooperation on advertising business
Related party transactions
Revenues			354,982,000	287,926,000	345,186,000
Tencent Group | Services received and purchases
Related party transactions
Operating expenses			3,225,924,000	2,222,196,000	1,175,849,000
Dada Group
Related party transactions
Amount due to related parties			(497,903,000)	(208,123,000)
Dada Group | Services provided and products sold
Related party transactions
Revenues			663,802,000	349,257,000	8,781,000
Dada Group | Services received
Related party transactions
Operating expenses			2,200,291,000	1,565,470,000	938,627,000
Dada Group | Traffic support, marketing and promotion services
Related party transactions
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			(144,968,000)	(207,096,000)
Dada Group | Non-compete agreement
Related party transactions
Other income			82,167,000	82,123,000	78,771,000
Other liabilities			(181,340,000)	(276,976,000)
Bitauto Group | Traffic support, marketing and promotion services
Related party transactions
Revenues			164,528,000	606,593,000	608,844,000
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties				(164,528,000)
Tuniu Group
Related party transactions
Amount due to related parties				(2,133,000)
Tuniu Group | Traffic support, marketing and promotion services
Related party transactions
Revenues			82,939,000	131,621,000	132,008,000
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties				(82,939,000)
JD Digits
Related party transactions
Amount of over-due receivable transferred			492,703,000	189,007,000	242,473,000
JD Digits | Payment processing and other services received
Related party transactions
Operating expenses			6,945,128,000	4,980,748,000	3,930,847,000
Amount due to related party for payment processing services			1,721,007,000	1,284,955,000	1,055,239,000
JD Digits | Loan
Related party transactions
Other income			31,006,000	40,632,000	179,556,000
Amount due from related parties			2,706,855,000	365,089,000
JD Digits | Other receivables from/(payables to)
Related party transactions
Amount due from related parties			1,359,315,000	1,363,479,000
JD Digits | Finance receivables past due over certain agreed period of time
Related party transactions
Accounts receivables transferred without recourse and derecognized			33,406,112,000	24,585,577,000	¥ 9,854,493,000
Major related parties
Related party transactions
Amount due to related parties			(497,903,000)	(227,760,000)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			(1,613,149,000)	(2,353,662,000)
Other liabilities			(181,340,000)	(276,976,000)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties			¥ 387,472,000	¥ 228,447,000
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets			2.87%	2.22%		2.87%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			¥ 87,421,000	¥ 279,769,000
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities			0.05%	0.20%		0.05%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)			0.12%	0.13%	0.06%
Related parties, other than the major related parties | Total operating expenses | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)			0.28%	0.20%	0.14%
Core Fund | Loan
Related party transactions
Other income			¥ 48,872,000	¥ 75,496,000
Amount due from related parties			1,045,293,000	579,118,000
Core Fund | Other receivables from
Related party transactions
Amount due from related parties			614,559,000	569,832,000
Core Fund | Lease and property management services received
Related party transactions
Operating expenses			838,385,000	476,001,000
Aihuishou Group | Services provided and products sold
Related party transactions
Revenues			598,446,000	342,270,000	¥ 449,093,000
Aihuishou Group
Related party transactions
Amount due to related parties				(17,504,000)
Amount due from related parties			5,216,000
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties			(1,468,181,000)	(1,899,099,000)
Aihuishou Group | Services received
Related party transactions
Operating expenses			¥ 31,830,000	¥ 10,467,000